STOCKHOLDERS' EQUITY (Details 2) - 12 months ended Dec. 31, 2010	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0.00%